Other Income, Net - Schedule of the Amounts Recorded in Other Income / (Expense), Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Foreign exchange gain / (loss)		$ 11,316	$ (7,434)	$ 38,289
Fair value loss on contingent consideration		(329)	(948)	(9,075)
Fair value gain on warrant liability	[1]	22	1,671	32,481
Gain on derivative instruments	[2]	3,994	3,314	17,458
Gain on debt repurchases		1,696	10,758	11,534
Other	[3]	4,776	5,720	(6,909)
Other income, net		$ 21,475	$ 13,081	$ 83,778

[1]	The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the Consolidated Statements of Comprehensive Income / (Loss).
[2]	Gain on derivative instruments includes the non-cash fair value gain /loss on the instruments and the cash payments and receipts on derivatives.
[3]	Mainly relates to finance income, offset by certain banking fees and a loss due to write-off of related party receivables for the year ended December 31, 2022.